UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.9%
Aerospace & Defense — 1.2%
950	General Dynamics Corp.	$72,580
6,500	Goodrich Corp.	334,620
27,100	Honeywell International, Inc.	1,248,226
5,400	Lockheed Martin Corp.	523,908
700	Precision Castparts Corp.	72,835
13,500	Raytheon Co.	708,210
2,050	The Boeing Co.	182,266
7,550	United Technologies Corp.	490,750

		3,633,395

Air Freight & Couriers — 0.9%
41,450	United Parcel Service, Inc. Class B	2,905,645

Auto Components — 0.7%
3,900	Autoliv, Inc.(a)	222,729
4,050	Bandag, Inc.(a)	205,295
19,600	Johnson Controls, Inc.	1,854,552

		2,282,576

Beverages — 1.2%
19,700	Anheuser-Busch Companies, Inc.(a)	994,062
58,800	The Coca-Cola Co.	2,822,400

		3,816,462

Biotechnology — 0.3%
4,200	Celgene Corp.*	220,332
11,350	Gilead Sciences, Inc.*	868,275

		1,088,607

Building Products — 1.0%
109,450	Masco Corp.	2,998,930

Capital Markets — 2.8%
96,650	Allied Capital Corp.(a)	2,784,486
60,700	American Capital Strategies Ltd.(a)	2,689,617
15,300	The Bank of New York Co., Inc.(a)	620,415
7,150	Jeffries Group, Inc.	206,993
7,350	Merrill Lynch & Co., Inc.	600,274
23,800	Morgan Stanley	1,874,488

		8,776,273

Chemicals — 1.4%
39,450	E.I. du Pont de Nemours & Co.(a)	1,950,014
100	Rohm & Haas Co.	5,172
53,150	The Dow Chemical Co.	2,437,459

		4,392,645

Commercial Banks — 5.1%
5,350	Comerica, Inc.	316,292
69,850	Fifth Third Bancorp	2,702,497
14,500	First Horizon National Corp.	602,185
78,300	National City Corp.	2,916,675
6,800	Regions Financial Corp.	240,516
126,500	U.S. Bancorp(a)	4,423,705
86,550	Wachovia Corp.	4,764,577
6,200	Wells Fargo & Co.	213,466

		16,179,913

Commercial Services & Supplies — 0.1%
2,950	Pitney Bowes, Inc.	133,900
3,900	R.R. Donnelley & Sons Co.	142,701
3,450	Waste Management, Inc.	118,715

		395,316

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 2.6%
6,950	ADTRAN, Inc.(a)	$169,232
29,800	Cisco Systems, Inc.*	760,794
8,150	Corning, Inc.*	185,331
147,900	Motorola, Inc.	2,613,393
107,800	QUALCOMM, Inc.(a)	4,598,748

		8,327,498

Computers & Peripherals — 2.3%
25,850	Apple Computer, Inc.*(a)	2,401,723
1,250	Diebold, Inc.	59,638
66,050	Hewlett-Packard Co.(a)	2,651,247
23,200	International Business Machines Corp.	2,186,832

		7,299,440

Consumer Finance — 0.0%
1,900	SLM Corp.	77,710

Containers & Packaging — 0.0%
2,800	Bemis Co., Inc.	93,492

Distributors — 0.2%
11,050	Genuine Parts Co.	541,450

Diversified Consumer Services — 0.1%
14,800	The ServiceMaster Co.	227,772

Diversified Financials — 6.5%
153,750	Bank of America Corp.(a)	7,844,325
175,900	Citigroup, Inc.(a)	9,030,706
72,000	JPMorgan Chase & Co.(a)	3,483,360

		20,358,391

Diversified Telecommunication Services — 4.0%
149,378	AT&T, Inc.(a)	5,889,975
62,150	Citizens Communications Co.	929,142
872	Embarq Corp.	49,137
150,400	Verizon Communications, Inc.	5,703,168
1,700	Windstream Corp.	24,973

		12,596,395

Electric Utilities — 2.1%
5,450	Duke Energy Corp.	110,580
7,950	Duquesne Light Holdings, Inc.	157,331
65,350	Progress Energy, Inc.	3,296,254
80,400	Southern Co.	2,946,660

		6,510,825

Electrical Equipment — 0.1%
5,900	Emerson Electric Co.	254,231

Electronic Equipment & Instruments — 0.1%
3,900	CDW Corp.	239,577

Energy Equipment & Services — 1.5%
30,250	GlobalSantaFe Corp.	1,865,820
40,650	Schlumberger Ltd.(a)	2,808,915

		4,674,735

Food & Staples Retailing — 0.9%
7,950	Costco Wholesale Corp.	428,028
21,100	Sysco Corp.	713,813
37,250	Wal-Mart Stores, Inc.	1,748,888

		2,890,729

Food Products — 2.3%
40,500	ConAgra Foods, Inc.(a)	1,008,855
12,650	Dean Foods Co.	591,261
61,450	H.J. Heinz Co.	2,895,524
57,150	Kraft Foods, Inc. Class A	1,809,369
9,100	Lancaster Colony Corp.	402,129
36,400	Sara Lee Corp.	615,888

		7,323,026

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 1.7%
39,150	Baxter International, Inc.(a)	$2,062,031
32,050	Becton, Dickinson and Co.(a)	2,464,324
2,600	Hillenbrand Industries, Inc.	154,362
11,350	Medtronic, Inc.	556,831

		5,237,548

Healthcare Providers & Services — 1.5%
7,300	Cardinal Health, Inc.	532,535
5,000	CIGNA Corp.	713,300
148,450	Health Management Associates, Inc. Class A	1,613,652
23,100	UnitedHealth Group, Inc.	1,223,607
6,550	WellPoint, Inc.*	531,205

		4,614,299

Hotels, Restaurants & Leisure — 0.8%
4,500	Carnival Corp.	210,870
4,300	Darden Restaurants, Inc.	177,117
18,550	Harrah’s Entertainment, Inc.	1,566,547
6,350	McDonald’s Corp.	286,068
8,400	Ruby Tuesday, Inc.	240,240
1,400	Starwood Hotels & Resorts Worldwide, Inc.	90,790
450	Yum! Brands, Inc.	25,992

		2,597,624

Household Durables — 1.3%
2,650	Black & Decker Corp.	216,293
8,800	Blyth, Inc.	185,768
42,450	D.R. Horton, Inc.	933,900
6,400	Fortune Brands, Inc.	504,448
9,950	KB HOME	424,566
15,050	Leggett & Platt, Inc.	341,184
3,650	M.D.C. Holdings, Inc.	175,456
12,150	Newell Rubbermaid, Inc.	377,744
1,200	Snap-On, Inc.	57,720
7,400	The Stanley Works	409,664
23,950	Tupperware Brands Corp.	597,073

		4,223,816

Household Products — 1.9%
24,250	Kimberly-Clark Corp.	1,660,882
66,850	Procter & Gamble Co.	4,222,246

		5,883,128

Independent Power Producers & Energy Traders — 0.4%
21,550	TXU Corp.	1,381,355

Industrial Conglomerates — 4.3%
29,000	3M Co.	2,216,470
200	Carlisle Companies, Inc.	8,586
309,750	General Electric Co.(a)	10,952,760
6,000	Textron, Inc.	538,800

		13,716,616

Insurance — 3.2%
18,000	American International Group, Inc.(a)	1,209,960
28,450	Arthur J. Gallagher & Co.	805,988
115,000	Fidelity National Title Group, Inc. Class A	2,761,150
3,550	Hartford Financial Services Group, Inc.	339,309
5,700	Lincoln National Corp.	386,403
2,350	MetLife, Inc.	148,402
12,100	Principal Financial Group, Inc.	724,427
31,200	Prudential Financial, Inc.	2,816,112
11,100	The Allstate Corp.(a)	666,666
2,350	Unitrin, Inc.	110,615

		9,969,032

Internet Software & Services — 1.1%
6,150	eBay, Inc.*	203,873
7,050	Google, Inc. Class A*	3,230,028

		3,433,901

Shares	Description	Value
Common Stocks — (continued)
IT Services — 1.8%
50,200	Accenture Ltd., Class A	$1,934,708
40,800	Automatic Data Processing, Inc.(a)	1,974,720
36,950	Paychex, Inc.	1,399,297
6,900	VeriFone Holdings, Inc.*	253,437

		5,562,162

Leisure Equipment & Products — 1.4%
16,200	Brunswick Corp.	515,970
70,050	Eastman Kodak Co.	1,580,328
83,300	Mattel, Inc.	2,296,581

		4,392,879

Machinery — 2.4%
52,500	Caterpillar, Inc.(a)	3,519,075
7,700	Deere & Co.	836,528
38,250	PACCAR, Inc.	2,807,550
7,000	Pall Corp.	266,000
4,000	The Timken Co.	121,240

		7,550,393

Media — 2.4%
6,400	CBS Corp. Class B	195,776
8,900	Clear Channel Communications, Inc.	311,856
7,600	Dow Jones & Co., Inc.	261,972
7,443	Idearc, Inc.	261,249
142,900	Regal Entertainment Group, Class A	2,839,423
104,400	The Walt Disney Co.	3,594,492
330	The Washington Post Co. Class B	251,955

		7,716,723

Metals & Mining — 2.0%
12,100	Freeport-McMoRan Copper & Gold, Inc.	800,899
35,250	Nucor Corp.	2,295,832
42,700	Southern Copper Corp.	3,059,882
11,550	Worthington Industries, Inc.	237,699

		6,394,312

Multi-Utilities — 2.0%
17,150	Ameren Corp.(a)	862,645
62,800	Consolidated Edison, Inc.	3,206,568
22,650	DTE Energy Co.	1,084,935
15,700	Energy East Corp.	382,452
3,753	Integrys Energy Group, Inc.	208,329
13,800	KeySpan Corp.	567,870

		6,312,799

Multiline Retail — 0.9%
10,150	Federated Department Stores, Inc.	457,257
3,650	Kohl’s Corp.*	279,627
102,500	Saks, Inc.	2,136,100

		2,872,984

Oil, Gas & Consumable Fuels — 8.1%
94,200	Chevron Corp.(a)	6,967,032
84,350	ConocoPhillips	5,765,322
93,800	Exxon Mobil Corp.	7,077,210
30,900	Kinder Morgan, Inc.	3,289,305
2,250	Marathon Oil Corp.	222,368
5,050	Murphy Oil Corp.	269,670
29,800	Occidental Petroleum Corp.	1,469,438
2,725	Spectra Energy Corp.	71,586
7,350	Valero Energy Corp.	474,001

		25,605,932

Paper & Forest Products — 0.4%
18,650	Weyerhaeuser Co.	1,393,901

Personal Products — 0.2%
14,200	The Estee Lauder Companies, Inc. Class A	693,670

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 7.3%
79,550	Abbott Laboratories	$4,438,890
155,000	Bristol-Myers Squibb Co.(a)	4,302,800
21,500	Eli Lilly & Co.	1,154,765
24,400	Johnson & Johnson	1,470,344
93,450	Merck & Co., Inc.(a)	4,127,686
286,100	Pfizer, Inc.	7,226,886
10,050	Schering-Plough Corp.	256,376
1,100	Wyeth	55,033

		23,032,780

Real Estate Investment Trusts — 1.3%
1,750	Boston Properties, Inc.	205,450
794	CapitalSource, Inc.	19,953
12,050	General Growth Properties, Inc.	778,068
24,050	Hospitality Properties Trust	1,125,540
4,591	Host Hotels & Resorts, Inc.	120,789
3,950	ProLogis Trust	256,474
2,000	Public Storage, Inc.	189,340
12,300	Simon Property Group, Inc.	1,368,375

		4,063,989

Road & Rail — 0.3%
4,800	Burlington Northern Santa Fe Corp.	386,064
10,950	Norfolk Southern Corp.	554,070

		940,134

Semiconductors & Semiconductor Equipment — 3.5%
10,400	Analog Devices, Inc.	358,696
287,000	Intel Corp.	5,490,310
27,750	Linear Technology Corp.	876,623
22,450	Maxim Integrated Products, Inc.	660,030
76,650	Microchip Technology, Inc.	2,723,374
26,450	Texas Instruments, Inc.	796,145

		10,905,178

Software — 1.9%
13,200	Adobe Systems, Inc.*	550,440
4,800	Autodesk, Inc.*(a)	180,480
600	Citrix Systems, Inc.*	19,218
174,750	Microsoft Corp.(a)	4,870,282
6,950	Salesforce.com, Inc.*	297,599

		5,918,019

Specialty Retail — 1.9%
7,500	American Eagle Outfitters, Inc.	224,925
4,300	Barnes & Noble, Inc.(a)	169,635
4,250	Best Buy Co., Inc.	207,060
3,750	OfficeMax, Inc.	197,775
31,300	RadioShack Corp.	846,039
131,950	Staples, Inc.	3,409,588
18,100	The Home Depot, Inc.	664,994
2,300	The Sherwin-Williams Co.	151,892
1,335	TravelCenters of America LLC*	51,291

		5,923,199

Textiles, Apparel & Luxury Goods — 0.2%
6,050	VF Corp.	499,851

Thrifts & Mortgage Finance — 2.6%
16,050	Freddie Mac	954,815
47,950	IndyMac Bancorp, Inc.	1,536,797
150,700	New York Community Bancorp, Inc.	2,650,813
74,700	Washington Mutual, Inc.(a)	3,016,386

		8,158,811

Tobacco — 1.5%
31,200	Altria Group, Inc.(a)	2,739,672
31,100	Reynolds American, Inc.	1,940,951
1,600	UST, Inc.	92,768

		4,773,391

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — 0.2%
33,100	Sprint Nextel Corp.	$627,576

TOTAL COMMON STOCKS		$302,281,035

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.8%
JPMorgan Chase Euro — Time Deposit
$5,629,237	5.262%	04/02/07	$5,629,237

TOTAL INVESTMENTS — 97.7%			$307,910,272

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			7,370,191

NET ASSETS — 100.0%			$315,280,463

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS - At March 31, 2007, the following future contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S&P Mini 500 Index	173	June 2007	$12,379,880	$(31,001)

WRITTEN OPTIONS

For the period ended March 31, 2007, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2006	550	$1,533,800

Contracts written	900	3,129,350
Contracts expired	(600)	(1,533,650)
Contracts bought to close	(100)	(224,000)

Contracts Outstanding at March 31, 2007	750	$2,905,500

At March 31, 2007, the Fund had outstanding written options as follows:

	Exercise	Number of	Expiration
Call Options	Rate	Contracts	Month	Value

S & P 500 Index	$1400	575	June 2007	$(3,139,500)
S & P 500 Index	1420	25	June 2007	(121,250)
S & P 500 Index	1425	150	June 2007	(565,500)

(Premiums Received $2,905,500)				$(3,826,250)

Tax Information - At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$295,633,170

Gross unrealized gain	17,817,172
Gross unrealized loss	(5,540,070)

Net unrealized security gain	$12,277,102

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Tollkeeper FundSM

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Audio Technology — 2.3%
172,965	Dolby Laboratories, Inc. Class A*	$5,969,022

Broadcasting & Cable/Satellite TV — 0.8%
160,285	XM Satellite Radio Holdings, Inc. Class A*(a)	2,070,882

Commercial Services — 7.5%
413,240	Iron Mountain, Inc.*	10,797,961
143,650	The McGraw-Hill Companies, Inc.	9,032,712

		19,830,673

Computer Hardware — 2.5%
470,000	EMC Corp.*	6,509,500

Computer Services — 6.1%
218,780	CheckFree Corp.*	8,114,550
98,070	First Data Corp.	2,638,083
240,920	The Western Union Co.	5,288,194

		16,040,827

Computer Software — 22.6%
871,720	Activision, Inc.*	16,510,377
55,250	Autodesk, Inc.*	2,077,400
91,110	Citrix Systems, Inc.*	2,918,253
236,883	Electronic Arts, Inc.*	11,929,428
332,880	Microsoft Corp.	9,277,366
194,520	NAVTEQ Corp.*	6,710,940
234,191	Salesforce.com, Inc.*	10,028,059
12,910	Sourcefire, Inc.*	227,603

		59,679,426

Internet & Online — 13.3%
35,610	Baidu.com, Inc. ADR*	3,438,146
452,610	CNET Networks, Inc.*	3,942,233
26,900	Google, Inc., Class A*	12,324,504
312,090	Netflix, Inc.*(a)	7,237,367
260,520	Yahoo!, Inc.*	8,151,671

		35,093,921

Movies & Entertainment — 1.1%
70,630	Viacom, Inc. Class B*	2,903,599

Networking/Telecommunications Equipment — 7.1%
343,810	Cisco Systems, Inc.*	8,777,469
73,000	Research In Motion Ltd.*	9,963,770

		18,741,239

Other Health Care — 1.7%
194,924	eHealth, Inc.*	4,590,460

Publishing — 4.2%
18,290	Focus Media Holding Ltd. ADR*	1,435,033
8,534	Gemstar-TV Guide International, Inc.*	35,758
114,790	Lamar Advertising Co. Class A	7,228,326
83,890	National CineMedia, Inc.*	2,239,863

		10,938,980

Semi-Capital — 10.8%
320,700	FormFactor, Inc.*	14,351,325
355,020	Tessera Technologies, Inc.*	14,108,495

		28,459,820

Semiconductors — 9.6%
348,150	Linear Technology Corp.	10,998,058
252,860	Marvell Technology Group Ltd.*	4,250,577
233,780	QUALCOMM, Inc.	9,973,055

		25,221,690

Shares	Description	Value
Common Stocks — (continued)
Telecommunications — 10.1%
347,870	American Tower Corp. Class A*	$13,549,537
10,230	Clearwire Corp. Class A*	209,408
110,931	Crown Castle International Corp.*	3,564,213
234,540	NeuStar, Inc. Class A*	6,670,318
142,952	Switch and Data Facilities Co., Inc.*	2,590,290

		26,583,766

TOTAL COMMON STOCKS		$262,633,805

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.2%
JPMorgan Chase Euro — Time Deposit
$457,513	5.262%	04/02/07	$457,513

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$263,091,318

Shares	Description	Value
Securities Lending Collateral — 3.4%
9,054,350	Boston Global Investment Trust — Enhanced Portfolio	$9,054,350

TOTAL INVESTMENTS — 103.3%		$272,145,668

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(8,785,211)

NET ASSETS — 100.0%		$263,360,457

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

Goldman Sachs Tollkeeper FundSM

Schedule of Investments (Continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Tax Information - At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$218,480,062

Gross unrealized gain	59,257,185
Gross unrealized loss	(5,591,579)

Net unrealized security gain	$53,665,606

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Structured Tax-Managed Equity Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Aerospace & Defense — 3.8%
28,400	Lockheed Martin Corp.	$2,755,368
49,100	Northrop Grumman Corp.	3,644,202
64,500	Raytheon Co.	3,383,670
10,800	The Boeing Co.	960,228

		10,743,468

Beverages — 0.4%
10,100	Molson Coors Brewing Co. Class B	955,662
9,400	PepsiAmericas, Inc.	209,808

		1,165,470

Biotechnology — 2.5%
18,100	Celgene Corp.*	949,526
49,300	Gilead Sciences, Inc.*	3,771,450
217,500	Millennium Pharmaceuticals, Inc.*	2,470,800

		7,191,776

Capital Markets — 1.8%
4,800	Ameriprise Financial, Inc.	274,272
8,200	BlackRock, Inc.	1,281,742
9,000	Investment Technology Group, Inc.*	352,800
10,200	MCG Capital Corp.	191,352
9,800	Merrill Lynch & Co., Inc.	800,366
14,700	Morgan Stanley	1,157,772
16,300	SEI Investments Co.	981,749
3,300	T. Rowe Price Group, Inc.	155,727

		5,195,780

Chemicals — 1.1%
20,500	Ashland, Inc.	1,344,800
12,000	Celanese Corp. Series A	370,080
3,600	CF Industries Holdings, Inc.	138,780
6,700	International Flavors & Fragrances, Inc.	316,374
16,552	Monsanto Co.	909,698
2,600	RPM International, Inc.	60,060
747	Tronox, Inc. Class B	10,443

		3,150,235

Commercial Banks — 3.7%
5,000	Marshall & Ilsley Corp.	231,550
42,500	National City Corp.	1,583,125
116,900	U.S. Bancorp	4,087,993
4,594	Wachovia Corp.	252,900
122,900	Wells Fargo & Co.	4,231,447

		10,387,015

Commercial Services & Supplies — 1.9%
800	AMREP Corp.	61,800
62,500	IKON Office Solutions, Inc.	898,125
42,900	Manpower, Inc.	3,164,733
1,885	PHH Corp.*	57,606
4,100	Spherion Corp.*	36,162
22,100	TeleTech Holdings, Inc.*	810,849
8,550	Volt Information Sciences, Inc.*	223,924

		5,253,199

Communications Equipment — 3.2%
236,800	Cisco Systems, Inc.*	6,045,504
13,700	InterDigital Communications Corp.*	433,879
22,900	Motorola, Inc.	404,643
42,300	Polycom, Inc.*	1,409,859
19,460	QUALCOMM, Inc.	830,163
10,000	UTStarcom, Inc.*(a)	82,900

		9,206,948

Shares	Description	Value
Common Stocks — (continued)
Computers & Peripherals — 4.0%
318,900	Brocade Communications Systems, Inc.*	$3,035,928
114,858	Hewlett-Packard Co.	4,610,400
8,600	International Business Machines Corp.	810,636
26,100	Lexmark International, Inc. Class A*	1,525,806
79,100	Western Digital Corp.*	1,329,671

		11,312,441

Construction & Engineering — 0.4%
18,600	EMCOR Group, Inc.*	1,097,028

Consumer Finance — 0.9%
49,800	AmeriCredit Corp.*	1,138,428
611	Cash America International, Inc.	25,051
5,700	CompuCredit Corp.*(a)	177,954
82,000	EZCORP, Inc. Class A*	1,207,860

		2,549,293

Diversified Consumer Services — 0.5%
17,500	CPI Corp.	918,925
6,000	ITT Educational Services, Inc.*	488,940

		1,407,865

Diversified Financial Services — 6.3%
147,142	Bank of America Corp.	7,507,185
26,000	CIT Group, Inc.	1,375,920
31,200	Citigroup, Inc.	1,601,808
132,700	JPMorgan Chase & Co.	6,420,026
16,500	Moody’s Corp.	1,023,990

		17,928,929

Diversified Telecommunication Services — 1.8%
93,432	AT&T, Inc.	3,684,024
18,700	CenturyTel, Inc.	845,053
12,500	Verizon Communications, Inc.	474,000

		5,003,077

Electric Utilities — 2.2%
45,732	Duke Energy Corp.	927,902
31,900	Edison International	1,567,247
17,100	Entergy Corp.	1,794,132
95,800	Reliant Energy, Inc.*	1,946,656

		6,235,937

Electrical Equipment — 1.6%
6,500	Acuity Brands, Inc.	353,860
62,300	Belden CDT, Inc.	3,338,657
14,600	General Cable Corp.*	780,078
4,300	Woodward Governor Co.	177,031

		4,649,626

Electronic Equipment & Instruments — 0.2%
2,300	Avnet, Inc.*	83,122
5,400	Ingram Micro, Inc. Class A*	104,274
700	Mettler-Toledo International, Inc.*	62,699
6,000	Tech Data Corp.*	214,860

		464,955

Energy Equipment & Services — 0.8%
4,700	SEACOR Holdings, Inc.*	462,480
20,300	Transocean, Inc.*	1,658,510

		2,120,990

Food & Staples Retailing — 2.6%
10,855	CVS/Caremark Corp.	370,590
5,979	Longs Drug Stores Corp.	308,755
96,700	Safeway, Inc.	3,543,088
11,600	Spartan Stores, Inc.	310,880
74,200	The Kroger Co.	2,096,150
18,100	Wal-Mart Stores, Inc.	849,795

		7,479,258

Goldman Sachs Structured Tax-Managed Equity Fund

Schedule of Investments (Continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food Products — 0.8%
24,600	Dean Foods Co.	$1,149,804
59,600	Tyson Foods, Inc. Class A	1,156,836

		2,306,640

Gas Utilities — 0.2%
14,600	ONEOK, Inc.	657,000

Health Care Equipment & Supplies — 0.4%
14,000	Zimmer Holdings, Inc.*	1,195,740

Health Care Providers & Services — 4.1%
17,940	AMERIGROUP Corp.*	545,376
66,000	AmerisourceBergen Corp.	3,481,500
800	Apria Healthcare Group, Inc.*	25,800
17,700	CIGNA Corp.	2,525,082
2,800	Humana, Inc.*	162,456
100	MedCath Corporation*	2,730
10,300	Medco Health Solutions, Inc.*	747,059
40,830	UnitedHealth Group, Inc.	2,162,765
21,900	WellCare Health Plans, Inc.*	1,866,975

		11,519,743

Hotels, Restaurants & Leisure — 2.0%
22,900	Jack in the Box, Inc.*	1,583,077
74,700	Marriott International, Inc. Class A	3,657,312
6,900	McDonald’s Corp.	310,845

		5,551,234

Household Durables — 0.2%
19,000	Tempur-Pedic International, Inc.	493,810

Household Products — 1.1%
7,400	Colgate-Palmolive Co.	494,246
26,200	Energizer Holdings, Inc.*	2,235,646
8,120	Procter & Gamble Co.	512,859

		3,242,751

Independent Power Producers & Energy Traders — 0.1%
4,300	Constellation Energy Group, Inc.	373,885
72	Dynegy, Inc. Class A*	667

		374,552

Industrial Conglomerates — 1.1%
91,500	General Electric Co.	3,235,440

Insurance — 5.3%
749	Alleghany Corp.*	279,707
30,900	Ambac Financial Group, Inc.	2,669,451
1,800	American National Insurance Co.	230,274
12,400	CNA Financial Corp.*	534,316
24,600	Genworth Financial, Inc.	859,524
73,800	Loews Corp.	3,352,734
31,867	MBIA, Inc.	2,086,970
15,200	Nationwide Financial Services, Inc.	818,672
10,700	Principal Financial Group, Inc.	640,609
22,200	Prudential Financial, Inc.	2,003,772
1,900	SAFECO Corp.	126,217
21,500	XL Capital Ltd. Class A	1,504,140

		15,106,386

Internet Software & Services — 0.8%
5,100	Google, Inc. Class A*	2,336,616
100	Liquidity Services, Inc.*	1,694
500	Vignette Corp.*	9,285

		2,347,595

Shares	Description	Value
Common Stocks — (continued)
IT Services — 1.5%
93,100	Accenture Ltd. Class A	$3,588,074
10,900	Convergys Corp.*	276,969
600	Covansys Corp.*	14,808
900	CSG Systems International, Inc.*	22,518
11,600	MPS Group, Inc.*	164,140
5,300	Total System Services, Inc.	168,805

		4,235,314

Leisure Equipment & Products — 0.1%
6,600	Mattel, Inc.	181,962

Life Sciences Tools & Services — 1.6%
76,886	Applera Corporation- Applied Biosystems Group	2,273,519
3,000	Varian, Inc.*	174,780
33,600	Waters Corp.*	1,948,800

		4,397,099

Machinery — 2.3%
93,607	AGCO Corp.*	3,460,651
5,175	Graco, Inc.	202,653
15,100	SPX Corp.	1,060,020
24,400	Terex Corp.*	1,750,944

		6,474,268

Media — 6.7%
120,900	CBS Corp., Class B	3,698,331
29,100	Clear Channel Communications, Inc.	1,019,664
56,900	Marvel Entertainment, Inc.*(a)	1,578,975
6,800	McGraw-Hill Companies, Inc.	427,584
241,500	Time Warner, Inc.	4,762,380
145,300	The DIRECTV Group, Inc.*	3,352,071
117,100	Walt Disney Co. (The)	4,031,753

		18,870,758

Metals & Mining — 1.4%
41,800	Nucor Corp.	2,722,434
16,100	Southern Copper Corp.(a)	1,153,726

		3,876,160

Multi-Utilities — 1.3%
74,700	PG&E Corp.	3,605,769

Multiline Retail — 0.6%
22,000	Dillards, Inc. Class A	720,060
11,000	J.C. Penney Co., Inc.	903,760

		1,623,820

Oil, Gas & Consumable Fuels — 9.2%
69,300	Chevron Corp.	5,125,428
4,679	ConocoPhillips	319,810
23,000	Devon Energy Corp.	1,592,060
141,500	Exxon Mobil Corp.	10,676,175
28,100	Holly Corp.	1,666,330
35,200	Occidental Petroleum Corp.	1,735,712
14,700	Overseas Shipholding Group, Inc.	920,220
22,300	Tesoro Corp.	2,239,589
25,600	Valero Energy Corp.	1,650,944

		25,926,268

Personal Products — 1.0%
23,600	Alberto-Culver Co.	539,968
42,400	NBTY, Inc.*	2,248,896

		2,788,864

Pharmaceuticals — 4.6%
5,700	Johnson & Johnson	343,482
116,100	Merck & Co., Inc.	5,128,137
5,000	New River Pharmaceuticals, Inc.*	318,150
263,600	Pfizer, Inc.	6,658,536
16,800	Schering-Plough Corp.	428,568

		12,876,873

Goldman Sachs Structured Tax-Managed Equity Fund

Schedule of Investments (Continued)

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — 1.3%
38,300	American Home Mortgage Investment Corp.(a)	$1,033,717
44,700	HRPT Properties Trust	549,810
12,400	iStar Financial, Inc.	580,692
10,600	ProLogis	688,258
14,600	RAIT Financial Trust	407,924
200	Saul Centers, Inc.	11,380
2,600	SL Green Realty Corp.	356,668

		3,628,449

Real Estate Management & Development — 0.2%
6,300	Jones Lang LaSalle, Inc.	656,964

Road & Rail — 0.6%
37,500	CSX Corp.	1,501,875
3,800	Dollar Thrifty Automotive Group, Inc.*	193,952

		1,695,827

Semiconductors & Semiconductor Equipment — 1.6%
37,900	Analog Devices, Inc.	1,307,171
127,827	Atmel Corp.*	642,970
1,800	Axcelis Technologies, Inc.*	13,752
77,800	Novellus Systems, Inc.*	2,491,156

		4,455,049

Software — 4.4%
13,835	Autodesk, Inc.*	520,196
55,000	Cadence Design Systems, Inc.*	1,158,300
1,400	Mentor Graphics Corp.*	22,876
279,800	Microsoft Corp.	7,798,026
7,500	MicroStrategy, Inc. Class A*	947,925
71,900	Synopsys, Inc.*	1,885,937

		12,333,260

Specialty Retail — 1.2%
13,500	AutoNation, Inc.*	286,740
28,600	Circuit City Stores, Inc.	529,958
29,000	Guess?, Inc.	1,174,210
7,300	OfficeMax, Inc.	385,002
10,800	RadioShack Corp.	291,924
29,400	Sonic Automotive, Inc. Class A	837,900
300	West Marine, Inc.*	5,463

		3,511,197

Textiles, Apparel & Luxury Goods — 0.1%
12,100	Kellwood Co.	354,893

Thrifts & Mortgage Finance — 0.7%
8,300	Downey Financial Corp.(a)	535,682
1,000	Radian Group, Inc.	54,880
32,500	The PMI Group, Inc.	1,469,650

		2,060,212

Tobacco — 1.8%
7,300	Altria Group, Inc.	641,013
12,000	Loews Corp.- Carolina Group	907,320
500	Universal Corp.	30,675
61,400	UST, Inc.	3,559,972

		5,138,980

Trading Companies & Distributors — 0.4%
37,100	United Rentals, Inc.*	1,020,250

Wireless Telecommunication Services — 1.0%
10,100	ALLTEL Corp.	626,200
37,490	Sprint Nextel Corp.	710,810
11,100	Telephone & Data Systems, Inc.	661,782
5,200	Telephone & Data Systems, Inc.- Special Shares	290,680
8,000	United States Cellular Corp.*	587,600

		2,877,072

TOTAL COMMON STOCKS		$281,163,489

Shares	Description	Value
Securities Lending collateral — 1.3%
3,573,375	Boston Global Investment Trust — Enhanced Portfolio	$3,573,375

TOTAL INVESTMENTS — 100.7%		$284,736,864

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,884,546)

NET ASSETS — 100.0%		$282,852,318

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Goldman Sachs Structured Tax-Managed Equity Fund

Schedule of Investments (Continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS - At March 31, 2007, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S&P Mini 500 Index	21	June 2007	$1,502,760	$(6,057)

Tax Information - At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$231,645,044

Gross unrealized gain	53,919,621
Gross unrealized loss	(827,801)

Net unrealized security gain	$53,091,820

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Real Estate Securities Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Diversified — 7.8%
347,484	Duke Realty Corp. (REIT)	$15,105,129
161,892	Liberty Property Trust (REIT)	7,887,378
557,234	Vornado Realty Trust (REIT)	66,500,306

		89,492,813

Healthcare — 1.0%
268,011	Ventas, Inc. (REIT)	11,291,304

Hotels — 10.2%
2,300,630	Host Hotels & Resorts, Inc. (REIT)	60,529,575
250,826	LaSalle Hotel Properties (REIT)	11,628,294
420,788	Morgans Hotel Group Co.*(a)	8,840,756
217,677	Orient-Express Hotels Ltd.(a)	13,021,438
363,454	Starwood Hotels & Resorts Worldwide, Inc.	23,569,992

		117,590,055

Industrial — 10.0%
649,125	AMB Property Corp. (REIT)	38,162,060
1,185,405	ProLogis (REIT)	76,968,346

		115,130,406

Office — 21.9%
218,506	Alexandria Real Estate Equities, Inc. (REIT)(a)	21,931,447
412,555	BioMed Realty Trust, Inc. (REIT)	10,850,197
470,870	Boston Properties, Inc. (REIT)	55,280,138
797,169	Brandywine Realty Trust (REIT)	26,633,416
1,220,287	Brookfield Properties Corp.	49,177,566
442,693	Corporate Office Properties Trust (REIT)	20,222,216
312,966	Digital Realty Trust, Inc. (REIT)	12,487,343
534,953	Douglas Emmett, Inc. (REIT)	13,657,350
314,527	SL Green Realty Corp. (REIT)	43,146,814

		253,386,487

Other REIT — 1.3%
152,435	American Tower Corp. Class A*	5,937,343
304,831	Gramercy Capital Corp. (REIT)	9,352,215

		15,289,558

Regional Malls — 14.3%
666,416	General Growth Properties, Inc. (REIT)	43,030,481
414,058	Macherich Co. (The) (REIT)	38,242,397
752,498	Simon Property Group, Inc. (REIT)	83,715,403

		164,988,281

Residential — 16.9%
381,206	American Campus Communities, Inc. (REIT)	11,546,730
911,819	Archstone-Smith Trust (REIT)	49,493,535
377,926	AvalonBay Communities, Inc. (REIT)	49,130,380
246,238	Camden Property Trust (REIT)	17,312,994
903,994	Equity Residential Properties Trust (REIT)	43,599,631
127,782	Essex Property Trust, Inc. (REIT)	16,545,213
246,229	UDR, Inc. (REIT)	7,539,532

		195,168,015

Self Storage — 3.4%
412,524	Public Storage, Inc. (REIT)	39,053,647

Shopping Center — 12.4%
494,829	Developers Diversified Realty Corp. (REIT)	31,124,744
1,165,785	Kimco Realty Corp. (REIT)	56,820,361
349,306	Regency Centers Corp. (REIT)	29,184,516
543,193	Weingarten Realty Investors (REIT)	25,834,259

		142,963,880

TOTAL COMMON STOCKS		$1,144,354,446

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.3%
JPMorgan Chase Euro — Time Deposit
$15,112,956	5.262%	04/02/07	$15,112,956

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,159,467,402

Shares	Description	Value
Securities Lending Collateral — 2.3%
26,468,875	Boston Global Investment Trust — Enhanced Portfolio	$26,468,875

TOTAL INVESTMENTS — 102.8%		$1,185,936,277

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8%)		(31,684,750)

NET ASSETS — 100.0%		$1,154,251,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

Goldman Sachs Real Estate Securities Fund

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Tax Information - At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$802,685,269

Gross unrealized gain	384,626,496
Gross unrealized loss	(1,375,488)

Net unrealized security gain	$383,251,008

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs International Real Estate Securities Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Australia — 14.0%
3,210,110	Abacus Property Group (Diversified)	$5,163,371
2,070,188	Australian Education Trust (Other)(a)	3,005,768
14,352,413	DB RREEF Trust (Diversified)	20,024,439
873,074	GPT Group (Diversified)	3,486,509
5,350,044	ING Real Estate Community Living Fund Group (Residential)(a)	5,802,815
9,819,693	Investa Property Group (Office)	19,278,929
5,659,300	Macquarie DDR Trust (Retail)	5,445,467
2,755,141	Mirvac Group (Diversified)	11,666,694
4,250,387	Thakral Holdings Group (Hotels)	3,146,760
5,447,992	Tishman Speyer Office Fund (Office)	10,965,108
11,412,614	Valad Property Group (Office)	18,809,502
2,841,675	Westfield Group (Retail)	47,220,400

		154,015,762

Brazil — 1.4%
1,021,350	Iguatemi Empresa de Shopping Centers SA* (Retail)	15,119,728

Canada — 7.3%
669,340	Allied Properties Real Estate Investment Trust (REIT) (Office)	12,175,089
548,210	Boardwalk Real Estate Investment Trust (REIT) (Residential)	21,068,928
958,806	Brookfield Properties Corp. (Office)	38,991,721
233,900	Dundee Real Estate Investment Trust (REIT) (Office)	8,043,161

		80,278,899

China — 3.4%
23,424,000	China Overseas Land & Investment Ltd. (Diversified)	29,344,958
9,706,000	Shui On Land Ltd.* (Diversified)	8,015,650

		37,360,608

France — 8.9%
93,193	Fonciere des Regions (Diversified)(a)	17,521,196
117,019	Klepierre (Retail)(a)	22,654,184
74,209	Societe Immobiliere de Location pour l’Industrie et le Commerce (Industrial)	13,381,084
143,449	Unibail (Diversified)	43,612,192

		97,168,656

Germany — 3.6%
422,316	Eurocastle Investment Ltd. (Diversified)	22,001,883
769,262	Patrizia Immobilien AG* (Residential)(a)	17,134,154

		39,136,037

Hong Kong — 7.2%
6,798,000	Hongkong Land Holdings, Inc. (Office)	31,573,168
3,382,554	Kerry Properties Ltd. (Diversified)	17,347,992
3,851,069	Sino Land Co. Ltd. (Diversified)	8,267,632
1,858,000	Sun Hung Kai Properties Ltd. (Diversified)	21,472,015

		78,660,807

Japan — 21.6%
2,146	Japan Excellent, Inc. (REIT) (Office)	23,843,984
3,330	Japan Prime Realty Investment Corp. (REIT) (Office)	14,640,491
2,561	Kenedix Realty Investment Corp. (REIT) (Diversified)	19,949,799
2,421,000	Mitsubishi Estate Co. Ltd. (Diversified)	79,176,454
2,210,000	Mitsui Fudosan Co. Ltd. (Office)	64,605,724
2,582	New City Residence Investment Corp. (REIT) (Residential)	15,185,179
3,454	Nippon Commercial Investment Corp. (REIT) (Office)	18,932,441

		236,334,072

Mexico — 1.7%
4,483,267	Urbi Desarrollos Urbanos SA de CV* (Residential)	18,541,086

Netherlands — 2.3%
183,101	Rodamco Eurpoe NV (Retail)	25,536,119

Shares	Description	Value
Common Stocks — (continued)
Singapore — 4.7%
4,401,000	Capitaland Ltd. (Residential)	$23,141,039
4,756,000	CapitaMall Trust (REIT) (Retail)	11,759,105
1,798,000	Keppel Land Ltd. (Residential)	11,195,849
4,486,000	Suntec Real Estate Investment Trust (REIT) (Office)	5,849,109

		51,945,102

United Kingdom — 20.7%
1,599,788	British Land Co. PLC (REIT) (Diversified)	48,255,439
271,117	Capital & Regional Properties PLC (Retail)	8,214,531
3,103,687	Dawnay Day Carpathian PLC (Retail)	8,093,589
720,008	Derwent Valley Holdings PLC (Office)	30,811,094
1,420,105	Great Portland Estates PLC (REIT) (Office)	21,696,062
165,401	Hammerson PLC (REIT) (Retail)	5,655,262
1,354,935	Land Securities Group PLC (REIT) (Diversified)	57,261,540
282,222	Mapeley Ltd. (Office)	21,575,599
540,360	Slough Estates PLC (REIT) (Industrial)	8,334,503
1,700,698	Unite Group PLC (Residential)	17,391,571

		227,289,190

TOTAL COMMON STOCKS		$1,061,386,066

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.1%
JPMorgan Chase Euro — Time Deposit
$34,227,613	5.262%	04/02/07	$34,227,613

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,095,613,679

Shares	Description	Value
Securities Lending Collateral — 2.9%
31,862,450	Boston Global Investment Trust — Enhanced Portfolio	$31,862,450

TOTAL INVESTMENTS — 102.8%		$1,127,476,129

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(30,688,842)

NET ASSETS — 100.0%		$1,096,787,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

As a % of
Investments Industry Classifications †	Net Assets

Diversified	37.7%
Hotels	0.3
Industrial	2.0
Office	31.0
Other	0.3
Residential	11.8
Retail	13.7
Short-term Investments#	6.0

TOTAL INVESTMENTS	102.8%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include securities lending collateral.

Goldman Sachs International Real Estate Securities Fund

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Tax Information - At March 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,009,775,517

Gross unrealized gain	121,891,652
Gross unrealized loss	(4,191,040)

Net unrealized security gain	$117,700,612

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Commodity Strategy Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commodity Linked Structured Notes (a)(b)(c)(d) — 33.3%
AIG-FP Private Funding (Cayman) Ltd. Commodity Index Linked Note
$11,300,000	5.200%	05/01/08	$11,300,000
Barclays Bank PLC Commodity Index Linked Note
5,500,000	5.250	05/07/08	5,500,000
Commonwealth Bank of Australia Series A Commodity Index Linked Note
13,000,000	5.250	05/01/08	13,000,000
Merrill Lynch & Co. Commodity Index Linked Note
5,500,000	5.200	04/25/08	5,500,000
Morgan Stanley Capital Services Commodity Index Linked Note
5,500,000	5.260	05/07/08	5,500,000

TOTAL INVESTMENTS — 33.3%			$40,800,000

OTHER ASSETS IN EXCESS OF LIABILITIES — 66.7%			81,596,161

NET ASSETS — 100.0%			$122,396,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(b) Security is linked to the S&P GSCI Total Return Index (“the Index”). The Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.

(c) The Structured Notes take into consideration a leverage factor of 300%.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser. Total market value of Rule 144A securities amounts to $40,800,000, which represents approximately 33.3% of net assets as of March 31, 2007.

The Commodity Strategy Fund is “non-diversified” under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

For information on the Fund please call our toll-free Shareholder Services Line at
1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ADDITIONAL INVESTMENT INFORMATION

Tax Information - At March 31, 2007, the Fund’s aggregate security unrealized gain and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$40,800,000

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security gain	$—

GOLDMAN SACHS SPECIALTY FUNDS

Schedule of Investments

March 31, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Commodity linked structured notes are valued at prices supplied by broker/dealer-supplied valuations. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate or deliver cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (‘‘BGA’’)—a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. The Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Commodity Linked Structured Notes — The Commodity Strategy Fund may invest in structured notes whose values are based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors. Net payments are recorded as net realized gains/losses. These structured notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer at any time.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.